Property, plant and equipment, net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Subtotal	$ 17,050,023	$ 15,545,215
Accumulated depreciation	(4,247,091)	(2,976,508)
Total	12,802,932	12,568,707
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	13,506,334	11,983,833
Machinery and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,964,189	2,991,424
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	246,595	237,522
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	52,509	50,905
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 280,396	$ 281,531